UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07920

Western Asset High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FORM N-Q

JUNE 30, 2018

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 79.2%
CONSUMER DISCRETIONARY - 17.6%
Auto Components - 1.0%
Adient Global Holdings, Ltd., Senior Notes	4.875%	8/15/26	1,360,000	$1,227,400	(a)
IHO Verwaltungs GmbH, Senior Secured Notes, (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	1,310,000	1,236,313	(a)(b)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,730,000	1,781,900	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	2,730,000	2,733,582	(a)

Total Auto Components				6,979,195

Diversified Consumer Services - 1.2%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	3,010,000	3,066,437	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	2,943,000	3,140,770	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000	2,234,219

Total Diversified Consumer Services				8,441,426

Hotels, Restaurants & Leisure - 2.6%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds (14.000% PIK)	14.000%	2/9/23	2,200,047	2,200,047	(a)(b)(c)(d)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	2,820,000	2,946,900
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	1,050,000	1,076,250	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	4,870,000	4,809,125	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,538,000	1,668,884	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	5,601,000	5,319,325	(a)

Total Hotels, Restaurants & Leisure				18,020,531

Household Durables - 0.8%
Lennar Corp., Senior Notes	4.500%	4/30/24	590,000	570,117
Lennar Corp., Senior Notes	4.750%	5/30/25	1,780,000	1,728,825
LGI Homes Inc., Senior Notes	6.875%	7/15/26	1,740,000	1,740,000	(a)
TopBuild Corp., Senior Notes	5.625%	5/1/26	1,260,000	1,212,750	(a)

Total Household Durables				5,251,692

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 11.2%
Altice France SA, Senior Secured Bonds	6.250%	5/15/24	4,430,000	$4,319,250	(a)
Altice France SA, Senior Secured Notes	6.000%	5/15/22	1,400,000	1,406,720	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	12,232,000	12,005,096	(a)
Altice Luxembourg SA, Senior Secured Notes	7.750%	5/15/22	13,585,000	13,194,431	(a)
CCO Holdings LLC / CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	1,170,000	1,152,450	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	671,000	629,482	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	13,109,000	12,060,280	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	7,818,000	6,645,300
DISH DBS Corp., Senior Notes	7.750%	7/1/26	11,268,000	9,915,840
DISH Network Corp., Senior Notes	2.375%	3/15/24	3,365,000	2,975,865
Time Warner Cable LLC, Senior Secured Notes	8.750%	2/14/19	2,311,000	2,388,472
Time Warner Cable LLC, Senior Secured Notes	8.250%	4/1/19	1,039,000	1,077,886
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	5,630,000	5,081,075	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	4,400,000	4,422,000	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	430,000	403,598	(a)

Total Media				77,677,745

Specialty Retail - 0.3%
Hertz Corp., Senior Notes	5.875%	10/15/20	2,030,000	1,994,475

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	3,736,000	3,661,280	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	136,000	131,920	(a)

Total Textiles, Apparel & Luxury Goods				3,793,200

TOTAL CONSUMER DISCRETIONARY				122,158,264

CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.1%
Beverages & More Inc., Senior Secured Notes	11.500%	6/15/22	660,000	570,900	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.3%
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	1,400,000	$1,365,000	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	920,000	855,600	(a)

Total Food Products				2,220,600

Household Products - 0.4%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	1,080,000	1,121,850
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	940,000	972,900
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	650,000	659,750

Total Household Products				2,754,500

TOTAL CONSUMER STAPLES				5,546,000

ENERGY - 14.5%
Energy Equipment & Services - 0.9%
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	2,320,000	2,409,297	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	1,000,000	902,500
Transocean Guardian Ltd., Senior Secured Notes	5.875%	1/15/24	1,010,000	1,007,475	(a)
Transocean Inc., Senior Notes	9.000%	7/15/23	830,000	896,400	(a)
Transocean, Inc., Senior Notes	6.800%	3/15/38	970,000	792,975

Total Energy Equipment & Services				6,008,647

Oil, Gas & Consumable Fuels - 13.6%
Berry Petroleum Co. Escrow	—	—	1,230,000	0	*(c)(d)(e)
Berry Petroleum Co. Escrow	—	—	3,484,000	0	*(c)(d)(e)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	2,840,000	2,882,600	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.875%	3/31/25	2,120,000	2,212,750
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	5,200,000	5,395,000
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	1,655,000	1,630,175
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	600,000	570,000
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	680,000	693,600
Continental Resources Inc., Senior Notes	3.800%	6/1/24	5,560,000	5,431,101
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,640,000	2,594,941

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Ecopetrol SA, Senior Notes	7.375%	9/18/43	1,900,000	$2,099,975
Genesis Energy LP / Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	1,320,000	1,339,800
Genesis Energy LP / Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	490,000	460,600
Genesis Energy LP / Genesis Energy Finance Corp., Senior Notes	6.500%	10/1/25	680,000	656,200
Genesis Energy LP / Genesis Energy Finance Corp., Senior Notes	6.250%	5/15/26	930,000	878,850
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	6,920,000	8,469,372
Magnum Hunter Resources Corp. Escrow	—	—	6,700,000	0	*(c)(d)(e)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	3,310,000	3,094,850	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	3,040,000	2,850,000	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,520,000	1,793,600	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,730,000	2,791,425
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,420,000	1,446,625
Oasis Petroleum Inc., Senior Notes	6.250%	5/1/26	1,670,000	1,688,787	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,650,000	1,652,063
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	760,000	689,130	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	8,780,000	7,731,931
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,120,000	4,600,832
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,080,000	1,279,800	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,305,300	(a)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	2,260,000	2,285,425	(a)
Targa Resources Partners LP / Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	3,580,000	3,544,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,670,000	1,684,613	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	8,295,000	7,735,087	(a)
Tesoro Logistics LP / Tesoro Logistics Finance Corp.	6.375%	5/1/24	650,000	695,500
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	3,450,000	3,174,000	(a)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	720,000	739,800
Williams Cos. Inc., Debentures	7.500%	1/15/31	620,000	740,497
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	1,980,000	1,925,550
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,770,000	1,778,850
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	3,313,612
WPX Energy Inc., Senior Notes	8.250%	8/1/23	860,000	978,250

Total Oil, Gas & Consumable Fuels				94,834,691

TOTAL ENERGY				100,843,338

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 12.0%
Banks - 5.8%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	2,160,000		$2,297,700	(f)(g)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,990,000		3,452,207	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	3,400,000		3,666,475
Barclays PLC, Junior Subordinated Notes (8.250% to 12/15/18 then USD 5 year swap rate + 6.705%)	8.250%	12/15/18	650,000		661,565	(f)(g)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	1,470,000		1,504,912	(a)(g)
CIT Group Inc., Senior Notes	5.375%	5/15/20	640,000		658,400
CIT Group Inc., Senior Notes	4.125%	3/9/21	760,000		757,150
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,000,000		1,013,750
CIT Group Inc., Senior Notes	5.000%	8/1/23	3,470,000		3,518,927
CIT Group Inc., Senior Notes	5.250%	3/7/25	1,050,000		1,060,500
Citigroup Inc., Junior Subordinated Bonds (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	2,060,000		2,093,290	(f)(g)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	2,100,000		2,194,500	(a)(f)(g)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000		2,430,262	(a)(g)
Intesa Sanpaolo SpA, Junior Subordinated Notes	7.000%	1/19/21	750,000	EUR	896,556	(g)(h)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	5,660,000		5,143,843	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	765,000		700,527	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	1,390,000		1,423,012	(f)(g)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	1,170,000		1,209,605	(f)(g)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	620,000		685,454
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	1,220,000		1,299,605	(f)(g)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,880,000		2,364,100	(f)(g)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	1,000,000		1,009,947

Total Banks					40,042,287

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 1.2%
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year Swap Rate + 3.455%)	6.250%	12/18/24	2,750,000	$2,695,149	(a)(f)(g)
Donnelley Financial Solutions, Inc., Senior Notes	8.250%	10/15/24	1,680,000	1,764,000
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,880,000	2,235,098
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	2,030,000	2,024,683

Total Capital Markets				8,718,930

Consumer Finance - 1.0%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	1,744,000	1,868,260
FirstCash Inc., Senior Notes	5.375%	6/1/24	1,520,000	1,523,800	(a)
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,510,000	1,596,825
Navient Corp., Senior Notes	6.750%	6/15/26	1,980,000	1,939,806

Total Consumer Finance				6,928,691

Diversified Financial Services - 3.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	650,000	662,590
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	1,210,000	1,235,014
ASP AMC Merger Subordinated Inc., Senior Notes	8.000%	5/15/25	3,390,000	2,830,650	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	12,053,000	11,607,039	(a)
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	1,719,114	988,491	(a)(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	250,000	256,372
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	3,675,000	4,054,448
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	170,000	195,186
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	600,000	637,803
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,340,000	1,326,319	(a)
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	1,860,000	1,878,600	(a)

Total Diversified Financial Services				25,672,512

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.3%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	1,040,000	$1,016,600	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000	1,257,369	(a)

Total Insurance				2,273,969

TOTAL FINANCIALS				83,636,389

HEALTH CARE - 9.2%
Health Care Providers & Services - 3.5%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	1,140,000	1,065,900	(a)
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	2,575,000	2,690,875	(d)(g)(i)
Centene Corp., Senior Notes	5.625%	2/15/21	1,160,000	1,187,405
Centene Corp., Senior Notes	6.125%	2/15/24	710,000	749,938
Centene Corp., Senior Notes	4.750%	1/15/25	5,320,000	5,306,700
DaVita HealthCare Partners, Senior Notes	5.750%	8/15/22	1,740,000	1,770,459
HCA Inc., Debentures	7.500%	11/15/95	6,265,000	6,061,387
HCA Inc., Senior Notes	7.690%	6/15/25	490,000	534,100
HCA Inc., Senior Secured Notes	5.250%	6/15/26	4,870,000	4,849,059

Total Health Care Providers & Services				24,215,823

Pharmaceuticals - 5.7%
Endo Finance LLC/Endo Finco Inc., Senior Notes	7.250%	1/15/22	1,040,000	962,000	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	5.375%	1/15/23	1,020,000	821,100	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	270,000	258,780
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	18,320,000	17,004,779
Valeant Pharmaceuticals International, Senior Notes	6.375%	10/15/20	266,000	270,240	(a)
Valeant Pharmaceuticals International, Senior Notes	6.750%	8/15/21	1,470,000	1,486,537	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,490,000	1,510,026	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	3,010,000	3,062,675	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	3,520,000	3,605,043	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	1,330,000	1,254,356	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	7,140,000	6,604,500	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	9.000%	12/15/25	2,200,000	2,287,890	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	700,000	736,540	(a)

Total Pharmaceuticals				39,864,466

TOTAL HEALTH CARE				64,080,289

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.5%
BBA US Holdings Inc., Senior Notes	5.375%	5/1/26	1,910,000	$1,921,957	(a)
BWX Technologies Inc., Senior Notes	5.375%	7/15/26	1,290,000	1,309,350	(a)

Total Aerospace & Defense				3,231,307

Air Freight & Logistics - 0.2%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,040,000	1,067,300	(a)

Airlines - 0.1%
Delta Air Lines 2007-1 Class B Pass Through Trust, Senior Secured Notes	8.021%	8/10/22	529,107	582,145

Building Products - 0.5%
Standard Industries Inc., Senior Notes	5.375%	11/15/24	630,000	625,275	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	3,470,000	3,201,075	(a)

Total Building Products				3,826,350

Commercial Services & Supplies - 0.4%
Brink’s Co., Senior Notes	4.625%	10/15/27	1,660,000	1,556,250	(a)
United Rentals North America Inc., Senior Notes	4.625%	10/15/25	910,000	869,050
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	690,000	640,631

Total Commercial Services & Supplies				3,065,931

Construction & Engineering - 0.3%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/23	1,930,000	2,060,275	(a)

Containers & Packaging - 0.2%
Berry Global Inc.	4.500%	2/15/26	1,460,000	1,365,100	(a)

Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	6.875%	1/10/39	600,000	761,182

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Machinery - 1.6%
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	6,975,000	$6,521,625	(a)
Blueline Rental Finance Corp. / Blueline Rental LLC, Senior Secured Notes	9.250%	3/15/24	2,220,000	2,367,408	(a)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	1,410,000	1,455,825	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	587,000	597,272

Total Machinery				10,942,130

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	2,850,000	2,344,125	(a)

Trading Companies & Distributors - 0.9%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	2,420,000	2,268,750	(a)
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	3,990,000	3,720,675	(a)

Total Trading Companies & Distributors				5,989,425

Transportation Infrastructure - 0.1%
Neovia Logistics Services LLC/Neovia Logistics Intermediate Finance Corp., Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	4/1/20	1,308,435	745,808	(a)(b)
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	180,000	153,900	(a)

Total Transportation Infrastructure				899,708

TOTAL INDUSTRIALS				36,134,978

INFORMATION TECHNOLOGY - 2.3%
Internet Software & Services - 0.9%
Match Group Inc., Senior Notes	5.000%	12/15/27	5,235,000	4,881,638	(a)
Match Group, Inc., Senior Notes	6.375%	6/1/24	940,000	992,875

Total Internet Software & Services				5,874,513

Software - 0.8%
CDK Global Inc., Senior Notes	5.875%	6/15/26	4,000,000	4,086,000
j2 Cloud Services LLC/j2 Global Co.-Obligor Inc., Senior Notes	6.000%	7/15/25	1,630,000	1,658,525	(a)

Total Software				5,744,525

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	970,000	$985,638	(a)
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	740,000	784,651	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,370,000	1,359,538
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	670,000	643,449
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	400,000	372,441

Total Technology Hardware, Storage & Peripherals				4,145,717

TOTAL INFORMATION TECHNOLOGY				15,764,755

MATERIALS - 6.2%
Chemicals - 0.2%
Valvoline Inc., Senior Notes	5.500%	7/15/24	250,000	253,125
Valvoline Inc., Senior Notes	4.375%	8/15/25	1,500,000	1,396,875

Total Chemicals				1,650,000

Containers & Packaging - 1.7%
ARD Securities Finance SARL, Senior Secured Notes, (8.75% PIK)	8.750%	1/31/23	1,060,000	1,083,850	(a)(b)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	7.250%	5/15/24	1,670,000	1,743,062	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,860,000	1,815,825	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	1,390,000	1,377,838	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	5,070,000	5,653,050

Total Containers & Packaging				11,673,625

Metals & Mining - 4.0%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	950,000	1,006,610	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,970,000	2,107,900	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	740,000	746,475	(a)
ArcelorMittal, Senior Notes	7.000%	10/15/39	2,960,000	3,413,472
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	30,000	29,513
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	780,000	764,400
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	550,000	523,875
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	3,160,000	3,345,492

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	730,000	$691,675
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,220,000	3,722,884
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	950,000	983,250	(a)
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	1,420,000	1,494,550	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	2,265,465	25,486	*(a)(j)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,080,000	1,080,000	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	2,140,000	2,351,325	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	1,050,000	1,050,000
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000	2,616,264
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,500,000	1,706,250

Total Metals & Mining				27,659,421

Paper & Forest Products - 0.3%
Mercer International Inc., Senior Notes	6.500%	2/1/24	2,020,000	2,050,300

TOTAL MATERIALS				43,033,346

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.0%
CoreCivic Inc., Senior Notes	4.125%	4/1/20	90,000	90,225
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,360,000	1,366,800
CoreCivic Inc., Senior Notes	4.625%	5/1/23	200,000	195,000
CoreCivic Inc., Senior Notes	4.750%	10/15/27	480,000	436,800
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	670,000	648,225
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	1,500,000	1,368,750
MPT Operating Partnership LP / MPT Finance Corp., Senior Notes	6.375%	3/1/24	820,000	863,050
MPT Operating Partnership LP / MPT Finance Corp., Senior Notes	5.250%	8/1/26	1,990,000	1,960,150

Total Equity Real Estate Investment Trusts (REITs)				6,929,000

Real Estate Management & Development - 0.2%
WeWork Cos. Inc., Senior Notes	7.875%	5/1/25	1,830,000	1,761,375	(a)

TOTAL REAL ESTATE				8,690,375

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
TELECOMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 3.5%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	2,370,000	$2,441,100	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,910,000	3,062,775	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	5,300,000	5,247,000	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	1,185,000	1,131,793	(a)
Wind Tre SpA, Senior Secured Notes	5.000%	1/20/26	250,000	199,428	(a)
Windstream Services LLC/Windstream Finance Corp., Senior Notes	7.750%	10/15/20	13,170,000	11,885,925

Total Diversified Telecommunication Services				23,968,021

Wireless Telecommunication Services - 5.4%
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	665,000	734,825	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	4,000,000	4,105,000	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	1,899,000	2,193,915	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000	2,102,400
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	6,120,000	6,563,700
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	4,250,000	4,340,312	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	1,820,000	1,888,250
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,770,000	4,467,450
Sprint Corp., Senior Notes	7.250%	9/15/21	2,800,000	2,919,000
Sprint Corp., Senior Notes	7.875%	9/15/23	360,000	374,175
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,080,000	1,118,340
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	910,000	940,712
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,530,000	1,636,335	(h)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	940,000	1,005,330	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	3,170,000	3,402,726	(a)

Total Wireless Telecommunication Services				37,792,470

TOTAL TELECOMMUNICATION SERVICES				61,760,491

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 1.3%
Electric Utilities - 0.8%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	3,820,000	$2,750,400
Pampa Energia SA, Senior Notes	7.500%	1/24/27	2,170,000	1,963,850	(a)
Red Oak Power LLC, Senior Secured Notes	9.200%	11/30/29	540,000	619,650

Total Electric Utilities				5,333,900

Gas Utilities - 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.750%	3/1/25	2,370,000	2,285,569
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,380,000	1,297,200

Total Gas Utilities				3,582,769

TOTAL UTILITIES				8,916,669

TOTAL CORPORATE BONDS & NOTES (Cost - $528,961,788)				550,564,894

SENIOR LOANS - 9.4%
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.8%
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	4.350%	4/6/24	4,419,193	4,409,250	(g)(k)(l)
American Media Inc., Term Loan	—	9/30/18	1,230,000	1,206,169	(m)

Total Auto Components				5,615,419

Diversified Financial Services - 0.2%
Weight Watchers International Inc., Term Loan (1 mo. LIBOR + 4.750%)	6.760-7.060%	11/29/24	1,706,250	1,723,579	(g)(k)(l)

Hotels, Restaurants & Leisure - 1.3%
Aramark Services Inc., Term Loan B3	—	3/11/25	3,520,723	3,522,923	(m)
Hilton Worldwide Finance LLC, Term Loan B2	—	10/25/23	2,569,371	2,570,843	(m)
Wyndham Hotels & Resorts Inc., Term Loan B	—	5/30/25	2,700,000	2,701,968	(m)

Total Hotels, Restaurants & Leisure				8,795,734

Media - 0.8%
Charter Communications Operating, LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.100%	4/30/25	4,969,042	4,970,170	(g)(k)(l)(m)
Lamar Media Corp., Term Loan B	—	3/14/25	718,200	718,200	(m)

Total Media				5,688,370

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 1.9%
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	5.010%	3/11/22	12,823,529	$10,653,147	(g)(k)(l)(m)
Sally Holdings LLC, Term Loan B1 (1 mo. LIBOR + 2.250%)	4.350%	7/5/24	1,061,975	1,042,063	(d)(g)(k)(l)
Spencer Gifts LLC, Second Lien Term Loan (3 mo. LIBOR + 8.250%)	10.310%	6/29/22	1,710,000	1,282,500	(g)(k)(l)

Total Specialty Retail				12,977,710

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan (1 mo. LIBOR + 5.500%)	7.590%	10/30/20	1,128,967	854,252	(g)(k)(l)

TOTAL CONSUMER DISCRETIONARY				35,655,064

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., Class A Loan (1 mo. LIBOR + 7.500%)	9.594%	8/23/21	1,130,000	1,184,381	(g)(k)(l)

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Travelport Finance (Luxembourg) SARL, Term Loan (3 mo. LIBOR + 2.500%)	4.830%	3/17/25	1,500,000	1,496,718	(g)(k)(l)

INDUSTRIALS - 1.9%
Air Freight & Logistics - 1.0%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3	—	1/15/25	6,839,965	6,768,488	(m)

Professional Services - 0.4%
TransUnion LLC, 2017 Term Loan B3 (1 mo. LIBOR + 2.000%)	4.094%	4/7/23	2,977,500	2,973,034	(g)(k)(l)

Trading Companies & Distributors - 0.5%
Beacon Roofing Supply Inc., Term Loan (1 mo. LIBOR + 2.250%)	4.280%	1/2/25	2,992,500	2,981,745	(g)(k)(l)

TOTAL INDUSTRIALS				12,723,267

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.4%
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.000%)	4.091%	4/26/24	2,845,862	2,832,344	(g)(k)(l)

MATERIALS - 0.7%
Containers & Packaging - 0.7%
Berry Global Inc., Term Loan Q	—	10/1/22	4,000,000	4,000,000	(m)
Reynolds Group Holdings Inc., Term Loan (1 mo. LIBOR + 2.750%)	4.844%	2/5/23	994,950	994,811	(g)(k)(l)

TOTAL MATERIALS				4,994,811

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Iron Mountain Information Management LLC, Term Loan B	—	1/2/26	2,992,500		$2,932,650	(d)(m)

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
UnityMedia Hessen GmbH & Co. KG, Term Loan B (1 mo. LIBOR + 2.250%)	4.323%	9/30/25	2,480,000		2,468,116	(g)(k)(l)

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. LIBOR + 8.000%)	10.046%	2/7/23	674,155		687,638	(b)(d)(k)(l)(m)

TOTAL SENIOR LOANS (Cost - $66,856,745)					64,974,989

SOVEREIGN BONDS - 4.7%
Argentina - 1.3%
Argentine POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	40.000%	6/21/20	37,190,000	ARS	1,331,568	(g)
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	2,570,000		2,271,238
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	5,210,000		4,249,406
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,000,000		880,000	(a)

Total Argentina					8,732,212

Brazil - 0.8%
Brazil Notas do Tesouro, Series F, Notes	10.000%	1/1/21	844,000	BRL	221,003
Brazil Notas do Tesouro, Series F, Notes	10.000%	1/1/23	11,300,000	BRL	2,849,294
Brazil Notas do Tesouro, Series F, Notes	10.000%	1/1/27	10,098,000	BRL	2,385,197

Total Brazil					5,455,494

Colombia - 0.2%
Colombia Government International Bond, Senior Notes	4.000%	2/26/24	1,500,000		1,500,375

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ecuador - 1.0%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	4,340,000		$4,472,153	(a)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	2,930,000		2,755,518	(a)

Total Ecuador					7,227,671

Russia - 1.0%
Russian Federal Bond, Bonds	7.050%	1/19/28	453,283,000	RUB	6,982,801

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	21,970,000	UYU	695,801	(h)
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	79,190,000	UYU	2,188,786	(h)

Total Uruguay					2,884,587

TOTAL SOVEREIGN BONDS (Cost - $36,342,005)					32,783,140

			SHARES
COMMON STOCKS - 1.6%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Bossier Casino Venture Holdco Inc.			133,649		3,122,041	*(c)(d)

ENERGY - 1.0%
Energy Equipment & Services - 0.3%
Hercules Offshore Inc. (Escrow)			87,452		24,661	*(c)(d)
KCAD Holdings I Ltd.			427,421,041		2,162,751	*(c)(d)

Total Energy Equipment & Services					2,187,412

Oil, Gas & Consumable Fuels - 0.7%
Berry Petroleum Co.			185,879		2,265,400	*
Blue Ridge Mountain Resources Inc.			345,384		2,227,727	*(c)(d)
MWO Holdings LLC			848		0	*(c)(d)(e)

Total Oil, Gas & Consumable Fuels					4,493,127

TOTAL ENERGY					6,680,539

INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer HoldCo, S.C.A.			86,802		362,832	*(c)(d)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.			4,958		0	*(c)(d)

TOTAL INDUSTRIALS					362,832

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY			SHARES	VALUE
UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC			46,332	$1,042,470	*(c)(d)

TOTAL COMMON STOCKS (Cost - $20,362,148)				11,207,882

	RATE	MATURITY DATE	FACE AMOUNT†
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.2%
U.S. Government Obligations - 1.2%
U.S. Treasury Notes	2.125%	8/15/21	1,500,000	1,477,060
U.S. Treasury Notes	1.750%	11/30/21	1,500,000	1,455,937
U.S. Treasury Notes	2.375%	1/31/23	2,000,000	1,970,430
U.S. Treasury Notes	1.625%	5/31/23	3,500,000	3,323,428

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $8,209,923)				8,226,855

			SHARES
PREFERRED STOCKS - 1.2%
FINANCIALS - 1.1%
Banks - 0.6%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	8.128%		145,709	3,832,147	(g)

Diversified Financial Services - 0.5%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	8.729%		138,925	3,764,867	(g)

TOTAL FINANCIALS				7,597,014

INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer Tracking Preferred Equity Certificates, (8.000% PIK)	8.000%		41,662,564	416,626	(b)(c)(d)

TOTAL PREFERRED STOCKS (Cost - $10,472,872)				8,013,640

			FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 1.0%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.6%
DISH Network Corp., Senior Notes	3.375%	8/15/26	630,000	611,791
GCI Liberty Inc., Senior Notes	1.750%	9/30/46	1,030,000	1,064,964	(a)
Liberty Media Corp., Senior Notes	2.125%	3/31/48	1,800,000	1,779,424	(a)
Live Nation Entertainment Inc., Senior Notes	2.500%	3/15/23	1,090,000	1,131,325	(a)

TOTAL MEDIA				4,587,504

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.1%
RH, PO	0.000%	6/15/23	510,000	$476,769	(a)

TOTAL CONSUMER DISCRETIONARY				5,064,273

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	420,000	334,614

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Jazz Investments I Ltd., Senior Notes	1.500%	8/15/24	430,000	449,602	(a)

INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Twitter Inc., Senior Notes	1.000%	9/15/21	1,170,000	1,135,025
Twitter Inc., Senior Notes	0.250%	6/15/24	260,000	269,236	(a)

TOTAL INFORMATION TECHNOLOGY				1,404,261

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $7,248,926)				7,252,750

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%		212,665	2,977,310	(b)
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%		3,186	44,604	(b)(i)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,999,276)				3,021,914

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $680,453,683)				686,046,064

SHORT-TERM INVESTMENTS - 1.2%
Dreyfus Government Cash Management, Institutional Shares (Cost - $8,130,758)	1.242%		8,130,758	8,130,758

TOTAL INVESTMENTS - 99.9% (Cost - $688,584,441)				694,176,822
Other Assets in Excess of Liabilities - 0.1%				812,768

TOTAL NET ASSETS - 100.0%				$694,989,590

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	Value is less than $1.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(i)	Restricted security (Note 2).

(j)	The maturity principal is currently in default as of June 30, 2018.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	All or a portion of this loan is unfunded as of June 30, 2018. The interest rate for fully unfunded term loans is to be determined.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
LIBOR	— London Interbank Offered Rate
OJSC	— Open Joint Stock Company
PO	— Principal Only
RUB	— Russian Ruble
Second Lien	— Subordinate Lien to First Lien
UYU	— Uruguayan Peso

At June 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	1,056,291	EUR	850,123	Barclays Bank PLC	7/19/18	$62,048

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc (the “Fund”) was incorporated in Mary-land and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

Notes to Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$119,958,217	$2,200,047		$122,158,264
Energy	—	100,843,338	0	*	100,843,338
Health Care	—	61,389,414	2,690,875		64,080,289
Other Corporate Bonds &
Notes	—	263,483,003	—		263,483,003
Senior Loans:
Consumer Discretionary	—	34,613,001	1,042,063		35,655,064
Real Estate	—	—	2,932,650		2,932,650
Utilities	—	—	687,638		687,638
Other Senior Loans	—	25,699,637	—		25,699,637
Sovereign Bonds	—	32,783,140	—		32,783,140
Common Stocks:
Consumer Discretionary	—	—	3,122,041		3,122,041
Energy	—	2,265,400	4,415,139		6,680,539
Industrials	—	—	362,832		362,832
Utilities	—	—	1,042,470		1,042,470
U.S. Government & Agency
Obligations	—	8,226,855	—		8,226,855
Preferred Stocks:
Financials	$7,597,014	—	—		7,597,014
Industrials	—	—	416,626		416,626
Convertible Bonds & Notes	—	7,252,750	—		7,252,750
Convertible Preferred Stocks:	—	3,021,914	—		3,021,914

Total Long-Term Investments	7,597,014	659,536,669	18,912,381		686,046,064

Short-Term Investments†	8,130,758	—	—		8,130,758

Total Investments	$15,727,772	$659,536,669	$18,912,381		$694,176,822

Other Financial Instruments:
Forward Foreign Currency Contracts	—	62,048	—		62,048

Total	$15,727,772	$659,598,717	$18,912,381		$694,238,870

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF SEPTEMBER 30, 2017		ACCRUED PREMIUMS/ DISCOUNTS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	PURCHASES
Common Stocks:
Consumer Discretionary	$1,075,874		—	—	$2,046,167	—
Energy	2,363,593		—	—	(176,182)	—
Industrials	258,670		—	—	104,162	—
Utilities	—		—	—	—	—
Corporate Bonds & Notes:
Consumer Discretionary	1,913,619		$9,849	—	(9,849)	$286,428
Energy	0	*	—	—	—	—
Health Care	2,579,120		3,240	—	108,515	—
Materials	0	*	—	—	—	—
Preferred Stocks:
Industrials	386,659		—	—	(870)	30,837
Senior Loans:
Consumer Discretionary	940,500		827	—	341,173	—
Energy	1,219,529		(5,981)	$(73,119)	241,494	—
Real Estate	—		—	—	—	—
Utilities	—		—	—	—	—

Total	$10,737,564		$7,935	$(73,119)	$2,654,610	$317,265

INVESTMENTS IN SECURITIES (CONT’D)	SALES	TRANSFERS INTO LEVEL 3[1]	TRANSFERS OUT OF LEVEL 3[2]	BALANCE AS OF JUNE 30, 2018		NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FOR INVESTMENTS IN SECURITIES STILL HELD AT JUNE 30, 2018[3]
Common Stocks:
Consumer Discretionary	—	—	—	$3,122,041		$269,511
Energy	—	$2,227,727	—	4,415,139		(40,004)
Industrials	—	—	—	362,832		22,462
Utilities	—	1,042,470	—	1,042,470		—
Corporate Bonds & Notes:
Consumer Discretionary	—	—	—	2,200,047		(1,196)
Energy	—	—	—	0	*	—
Health Care	—	—	—	2,690,875		—
Materials	—	—	—	—		—
Preferred Stocks:
Industrials	—	—	—	416,626		—
Senior Loans:
Consumer Discretionary	—	1,042,063	$1,282,500	1,042,063		—
Energy	$1,381,922	—	—	—		—
Real Estate	—	2,932,650	—	2,932,650		—
Utilities	—	687,638	—	687,638		—

Total	$1,381,922	$7,932,548	$1,282,500	$18,912,381		$250,773

Notes to Schedule of Investments (unaudited) (continued)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

[3]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Restricted securities

The	following Portfolio investments are restricted as to resale

SECURITY	NUMBER OF SHARES/FACE AMOUNT	ACQUISITION DATE	COST	VALUE AT 6/30/2018	VALUE PER SHARE/UNIT	PERCENT OF NET ASSETS
Berry Petroleum Co.	3,186	2/17	$30,465	$44,604	$14.00	0.00%
BioScrip Inc.	$2,575,000	6/17	2,553,557	$2,690,875	104.50	0.39%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 22, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: August 22, 2018